Legal proceedings	12 Months Ended
Mar. 31, 2019
Disclosure of legal proceedings [Abstract]
Disclosure of legal proceedings [text block]
33.	Legal proceedings

a)	Proceedings before Department of Telecommunications

(i)	License fees

•
On October 12, 2009 (as later clarified by the DoT), the Department of Telecommunications (‘DOT’) raised a demand on Sify Technologies for
₹
14,000 after correcting the arithmetical error in the assessment letter.

•	On February 26, 2010 DOT raised a demand on Sify Communications (erstwhile subsidiary merged with Sify Technologies Limited) for ₹ 26,000.

The above demands were made by the DoT on the premise that all amounts of income (whether direct or indirect) including certain items like other income, interest on deposits, gain on foreign exchange fluctuation, profit on sale of assets & provision written back, that have not got anything to do with telecom operations of the Company or arise in connection with the Telecom business of the Company, are to be considered as income for the purpose of calculation of the license fee. The Company has replied suitably on the above demand notice.

On a related matter, the service providers had approached TDSAT (the ‘Tribunal’) on what items of income are liable for calculation of license fee and what all items of income on which license fees are not liable to be paid. The Tribunal by its order dated April 23, 2015 held that revenue from sale of scrap, treasury income etc are to be included as part of AGR. The Tribunal has also passed an order asking DOT to levy at most nominal amount as token penalty with interest if permissible at the lower rates. The Company had approached Honourable High Court of Madras (Court) in 2013 by filing a writ petition prohibiting Department of Telecommunications (DOT) from levying license fee on non-licensed activities. An interim order was passed by the Court restraining DOT from recovering license fee in respect of non- telecom activities for the writ petition filed in 2013. Also, the Group has received notices for earlier years from DoT claiming Licence fee on the total Income (including income from Non-Licensed activities). The Group has replied to these notices stating that licence fees are not payable on income from non-licensed activities. The Group believes that it has adequate legal defences against these notices and that the ultimate outcome of these actions may not have a material adverse effect on the Group's financial position and result of operations.

b)
(ii) The present licence for ISP under Unified License issued by DOT on June 2, 2014 provides for payment of Licence fee on pure internet services. However, the Group through Internet Service Providers Association of India (ISPAI) challenged the said clause before TDSAT and has not made payment in this regard. TDSAT passed a stay order on DOT from charging the Licence fee on pure internet services. The group has appropriately accounted for any adverse effect that may arise in this regard in the books of account. The Company is party to additional legal actions arising in the ordinary course of business. Based on the available information as at March 31, 2019, the Company believes that it has adequate legal defenses for these actions and that the ultimate outcome of these actions will not have a material adverse effect. However, in the event of adverse judgment in all these cases, the maximum financial exposure would be
₹
91,628 (March 31, 2018:
₹
91,128)

c)
The Company has received an order passed under section 7A of the Employees Provident Fund & Miscellaneous Provisions Act, 1952 from Employees Provident Fund Organization (EPFO) claiming provident fund contribution aggregating to
₹
6,432 on special allowances paid to employees. The company has filed a writ petition before High court of Madras and obtained the stay of demand. In Feb 2019, the Supreme Court held, in a similar case, that Special allowances paid by the employer to its employee will be included in the scope of basic wages and subject to provident fund contribution. However, the Supreme Court has not fixed the effective date of order.